LONG-TERM OBLIGATIONS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Long-term Debt	$ 1,223,309	$ 1,468,769
Less Deferred Financing Costs	0	6,555
Total	1,223,309	1,462,214
Less Current Maturities	765,000	1,004,445
Long-term Debt, Excluding Current Maturities	458,309	457,769
Notes Payable - Other 1
Long-term Debt	500,000	500,000
Notes Payable - Other 2
Long-term Debt	265,000	265,000
Notes Payable - Other 3
Long-term Debt	175,000	175,000
Notes Payable - Other 4
Long-term Debt	0	246,000
Notes Payable - Other 5
Long-term Debt	166,473	166,473
Notes Payable - Other 6
Long-term Debt	100,000	100,000
Notes Payable - Other 7
Long-term Debt	9,000	9,000
Accrued interest due after 2021(H)
Long-term Debt	$ 7,836	$ 7,296